Fair Value Measurements - Unobservable inputs used in determining fair value of embedded derivatives (Details) - Embedded derivatives	9 Months Ended
Sep. 30, 2021
Unobservable inputs used by management in determining fair value of embedded derivatives
Risk margin for uncertainty in cash flows	0.99%
Minimum
Unobservable inputs used by management in determining fair value of embedded derivatives
Adjustment for insurance subsidiary's credit risk	0.00%
Surrenders	7.00%
Partial surrenders	2.00%
Annuitizations	0.10%
Deaths	2.00%
Budgeted option costs	2.20%
Maximum
Unobservable inputs used by management in determining fair value of embedded derivatives
Adjustment for insurance subsidiary's credit risk	2.20%
Surrenders	22.00%
Partial surrenders	10.00%
Annuitizations	1.00%
Deaths	13.70%
Budgeted option costs	2.80%